TAXATION (Details 5)	12 Months Ended
Dec. 31, 2016 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 341,922,125
Deferred Tax Assets, Valuation Allowance	¥ 39,174,734
PRC
Operating Loss Carryforwards [Line Items]
Carry forward period for net operating losses	5 years